CONSOLIDATED STATEMENTS OF CASH FLOWS HKD in Thousands, ¥ in Millions	12 Months Ended
	Dec. 31, 2016 HKD	Dec. 31, 2015 HKD	Dec. 31, 2014 HKD
Operating activities
Net income	HKD 692,042	HKD 131,335	HKD 167,821
Less: Net income from discontinued operations	(686,534)	(133,252)	(136,895)
Net income/(loss) from continuing operations	5,508	(1,917)	30,926
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	8,772	8,366	7,276
Net gain on disposal of property, plant and equipment	(545)	0	(122)
Gain on disposal of a subsidiary	0	0	(29,125)
Changes in operating assets and liabilities:
Trade receivables	0	0	12,546
Deposits, prepayment and other receivables	(144)	(3,451)	3,607
Trade payables	0	0	(989)
Other payables and accruals	(19,802)	6,430	(5,101)
Tax payables	1,664	639	5,286
Subsidiaries	0	(636)	7,351
Net cash provided by/(used in) continuing operations	(4,547)	9,431	31,655
Net cash provided by discontinued operations	196,478	232,256	224,566
Net cash provided by operating activities	191,931	241,687	256,221
Investing activities
Purchase of property, plant and equipment	0	(23,809)	(133,239)
Proceeds from disposal of property, plant and equipment	545	0	414
Sale proceeds from disposal of a subsidiary (net of cash disposed of HK$314,079 for the year 2016)	703,363	0	43,015
Net cash (used in)/provided by continuing operations	703,908	(23,809)	(89,810)
Net cash provided by/(used in) discontinued operations	(28,059)	(126,628)	89,442
Net cash (used in)/provided by investing activities	675,849	(150,437)	(368)
Financing activities
Repurchases of shares/warrants	0	0	(406)
Dividend income from subsidiaries	0	0	344,000
Dividends paid	(837,614)	22,899	(30,275)
Net cash provided by/(used in) continuing operations	(837,614)	22,899	313,319
Net cash used in discontinued operations	(5,815)	(164,777)	(381,782)
Net cash used in financing activities	(843,429)	(141,878)	(68,463)
Net increase/(decrease) in cash and cash equivalents	24,351	(50,628)	187,390
Effect of exchange rate changes on cash and cash equivalents	(13,490)	(2,538)	(7,764)
Cash and cash equivalents, beginning of year	311,665	528,527	348,901
Cash and cash equivalents, end of year	486,222	311,665	528,527
Less: cash and cash equivalents from discontinued operations	0	(163,696)	(224,411)
Cash and cash equivalents, end of year from continuing operations	486,222	311,665	304,116
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest (income)/paid, net	731	1,207	(963)
Income taxes paid/(refund)	(424)	345	(2,117)
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITY:
Consideration receivable	HKD 131,686	HKD 0	HKD 0